Fees Summary	Mar. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,613,000
Previously Paid Amount	0.00
Total Fee Amount	2,432.36
Total Offset Amount	0.00
Net Fee	2,432.36
Narrative - Max Aggregate Offering Price	$ 17,613,000
Final Prospectus	true